Cover	12 Months Ended
Dec. 31, 2020 shares
Document Information [Line Items]
Document Type	40-F
Document Period End Date	Dec. 31, 2020
Current Fiscal Year End Date	--12-31
Entity Registrant Name	FAIRFAX FINANCIAL HOLDINGS LTD/ CAN
Entity Emerging Growth Company	false
Entity Central Index Key	0000915191
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity common stock, shares outstanding (in shares)	26,176,506
Entity Interactive Data Current	Yes
Entity Current Reporting Status	Yes